American Century Target Maturities Trust

PROSPECTUS SUPPLEMENT

TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND * TARGET 2025 FUND

Supplement dated August 3, 2007 * Prospectus dated February 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of Target
2010 and Target 2015 approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. The fee changes will be effective on September 4, 2007.

One of the special meetings of shareholders of Target 2020 and Target 2025 originally scheduled for June 27, 2007, has been adjourned to August 24, 2007.
Shareholders as of the close of business on April 13, 2007, are being asked to approve a change in the Advisor Class fee structure.

For more information about the proposal under consideration, please contact
American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statement.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 27.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55503 0708

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS - SAI DATED JANUARY 1, 2007
AMERICAN CENTURY TARGET MATURITIES TRUST - SAI DATED FEBRUARY 1, 2007
AMERICAN CENTURY INTERNATIONAL BOND FUNDS - SAI DATED MAY 1, 2007
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. - SAI DATED MAY 1, 2007
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - SAI DATED MAY 1, 2007
AMERICAN CENTURY MUNICIPAL TRUST - SAI DATED OCTOBER 1, 2006

Supplement dated August 3, 2007

THE FOLLOWING REPLACES THE INTERESTED TRUSTEE/DIRECTOR AND INDEPENDENT
TRUSTEES/DIRECTORS TABLES UNDER MANAGEMENT IN THE STATEMENT OF ADDITIONAL
INFORMATION.

Interested Trustee
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JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Trustee (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries. Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 109

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
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Independent Trustees
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JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Trustee (since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, REGIS
MANAGEMENT COMPANY, LLC (April 2004 to present); Partner and Founder, BAY
PARTNERS (Venture capital firm, 1976 to present); Partner and Founder, WARE &
FREIDENRICH (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
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RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, STANFORD LAW SCHOOL (1979 to present); Marc and Eva Stern
Professor of Law and Business, COLUMBIA UNIVERSITY SCHOOL OF LAW (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: Trustee (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer and Chief
Investment Officer, HALL CAPITAL PARTNERS, LLC (April 2002 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, COMMERCE ONE, INC. (software and services provider)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, INTRAWARE, INC.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Trustee (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, PLATINUM GROVE ASSET
MANAGEMENT, L.P. and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present);
Frank E. Buck Professor of Finance-Emeritus, STANFORD GRADUATE SCHOOL OF
BUSINESS (1996 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, DIMENSIONAL FUND ADVISORS
(investment advisor, 1982 to present); Director, CHICAGO MERCANTILE EXCHANGE
(2000 to present)
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JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee (since 2002)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, STANFORD
UNIVERSITY (1973 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, CADENCE DESIGN SYSTEMS (1992 to
present)
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JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Trustee (since 1984)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
WINDY HILL PRODUCTIONS, LP (educational software)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
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THE FOLLOWING REPLACES THE AUDIT AND COMPLIANCE COMMITTEE AND QUALITY OF SERVICE
COMMITTEE DESCRIPTIONS UNDER MANAGEMENT IN THE STATEMENT OF ADDITIONAL
INFORMATION.

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COMMITTEE: Audit and Compliance

MEMBERS: Peter F. Pervere, Ronald J. Gilson, Jeanne D. Wohlers

FUNCTION: The Audit and Compliance Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
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COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, Peter F. Pervere

FUNCTION: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
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American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56245 0708